Operating Segments (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Schedule of Operating Segments
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

For the year ended October 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$7,838	$7,603	$575	$1,435	$(131)	$17,320
Non-interest income (4)(5)	2,461	3,207	4,009	3,947	392	14,016
Total revenues	10,299	10,810	4,584	5,382	261	31,336
Provision for credit losses	2,073	3,613	7	390	1	6,084
Depreciation and amortization	633	525	170	156	62	1,546
Non-interest expenses	4,178	5,418	2,708	2,317	689	15,310
Income tax expense	879	182	437	564	(519)	1,543
Net income	$2,536	$1,072	$1,262	$1,955	$28	$6,853
Net income attributable to non-controlling interests in subsidiaries	–	92	10	–	(27)	75
Net income attributable to equity holders of the Bank	2,536	980	1,252	1,955	55	6,778
Represented by:
Net income attributable to equity holders of the Bank —relating to divested operations (6)	–	60	–	–	–	60
Net income attributable to equity holders of the Bank —relating to operations other than divested operations	2,536	920	1,252	1,955	55	6,718
Average assets ($ billions)	359	206	26	412	158	1,161
Average liabilities ($ billions)	277	155	39	379	240	1,090

(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2020 amounting to $275 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net gain on divestitures of $354 (pre-tax $298).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $56; International Banking – $243; Global Wealth

Management – $13 and Other – $
(
70).

(6)	Refer to Note 37 for closed divestitures impacting the current year.

For the year ended October 31, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$7,848	$8,353	$564	$1,396	$(984)	$17,177
Non-interest income (4)(5)	2,616	4,366	3,937	3,084	(146)	13,857
Total revenues	10,464	12,719	4,501	4,480	(1,130)	31,034
Provision for credit losses	972	2,076	–	(22)	1	3,027
Depreciation and amortization	441	379	126	91	16	1,053
Non-interest expenses	4,331	6,217	2,779	2,372	(15)	15,684
Income tax expense	1,232	909	412	505	(586)	2,472
Net income	$3,488	$3,138	$1,184	$1,534	$(546)	$8,798
Net income attributable to non-controlling interests in subsidiaries	–	373	18	–	17	408
Net income attributable to equity holders of the Bank	3,488	2,765	1,166	1,534	(563)	8,390
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (6)	–	630	17	–	–	647
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	3,488	2,135	1,149	1,534	(563)	7,743
Average assets ($ billions)	340	201	25	372	118	1,056
Average liabilities ($ billions)	255	153	32	304	243	987

(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2019 amounting to $181 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net loss on divestitures of $308 (pre-tax $148).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $65; International Banking – $753; Global Wealth

Management – $10 and Other – $
(
178).

(6)	Refer to Note 37 for closed divestitures impacting the current year.

For the year ended October 31, 2018
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$7,504	$7,218	$498	$1,454	$(483)	$16,191
Non-interest income (3)	2,907	3,475	3,486	3,074	(358)	12,584
Total revenues	10,411	10,693	3,984	4,528	(841)	28,775
Provision for credit losses	790	1,868	3	(50)	–	2,611
Depreciation and amortization	385	288	92	68	15	848
Non-interest expenses	4,426	5,412	2,467	2,165	(260)	14,210
Income tax expense	1,251	617	376	587	(449)	2,382
Net income	$3,559	$2,508	$1,046	$1,758	$(147)	$8,724
Net income attributable to non-controlling interests in subsidiaries	–	162	14	–	–	176
Net income attributable to equity holders of the Bank	3,559	2,346	1,032	1,758	(147)	8,548
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (4)	–	565	31	–	–	596
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	3,559	1,781	1,001	1,758	(147)	7,952
Average assets ($ billions)	327	165	17	321	116	946
Average liabilities ($ billions)	234	127	24	265	232	882

(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2018 amounting to $112 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $93; International Banking – $629; Global Wealth

Management – $14 and Other – $
(
177).

(4)	Refer to Note 37 for closed divestitures impacting the current year.

Summary of Bank's Financial Results by Geographic Region
The following table summarizes the Bank’s financial results by geographic region. Revenues and expenses which have not been allocated back to specific operating business lines are reflected in corporate adjustments.

For the year ended October 31, 2020 ($ millions) (1)(2)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$8,515	$763	$1,661	$1,705	$1,415	$812	$1,734	$715	$17,320
Non-interest income (1)	8,085	1,375	724	605	677	449	753	1,348	14,016
Total revenues (2)	16,600	2,138	2,385	2,310	2,092	1,261	2,487	2,063	31,336
Provision for credit losses	2,271	128	644	971	639	666	570	195	6,084
Non-interest expenses	8,952	1,080	1,298	827	973	813	1,589	1,324	16,856
Income tax expense	967	192	98	116	78	(74)	45	121	1,543
Subtotal	4,410	738	345	396	402	(144)	283	423	6,853
Net income attributable to non-controlling interests in subsidiaries	(28)	–	7	16	91	(87)	76	–	75
Net income attributable to equity holders of the Bank	$4,438	$738	$338	$380	$311	$(57)	$207	$423	$6,778
Total average assets ($ billions)	$689	$164	$41	$31	$52	$14	$35	$135	$1,161

(1)	Includes net income from investments in associated corporations for Canada – $(15); Peru – $5, Chile – $3, Caribbean and Central America – $55, and Other International – $194.
(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2019 ($ millions) (1)(2)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$7,630	$720	$1,684	$1,576	$1,613	$1,017	$2,143	$794	$17,177
Non-interest income (1)	7,304	1,189	671	790	806	567	1,048	1,482	13,857
Total revenues (3)	14,934	1,909	2,355	2,366	2,419	1,584	3,191	2,276	31,034
Provision for credit losses	981	(16)	335	523	436	362	352	54	3,027
Non-interest expenses	8,275	870	1,306	846	1,166	920	1,933	1,421	16,737
Income tax expense	1,082	267	121	248	185	117	324	128	2,472
Subtotal	4,596	788	593	749	632	185	582	673	8,798
Net income attributable to non-controlling interests in subsidiaries	1	–	14	(11)	179	124	101	–	408
Net income attributable to equity holders of the Bank	$4,595	$788	$579	$760	$453	$61	$481	$673	$8,390
Total average assets ($ billions)	$607	$149	$37	$28	$51	$13	$42	$129	$1,056

(1)	Includes net income from investments in associated corporations for Canada – $ (114) ; Peru – $7, Caribbean and Central America – $69, and Other International – $867.
(2)	Prior period amounts have been restated to conform with current period presentation.
(3)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2018 ($ millions) (1)(2)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$7,780	$691	$1,561	$1,378	$1,117	$839	$2,028	$797	$16,191
Non-interest income (1)	6,805	843	613	662	565	484	968	1,644	12,584
Total revenues (3)	14,585	1,534	2,174	2,040	1,682	1,323	2,996	2,441	28,775
Provision for credit losses	802	(34)	239	351	498	511	211	33	2,611
Non-interest expenses	7,683	701	1,196	770	837	723	1,795	1,353	15,058
Income tax expense	1,310	220	76	235	51	39	175	276	2,382
Subtotal	4,790	647	663	684	296	50	815	779	8,724
Net income attributable to non-controlling interests in subsidiaries	–	–	17	12	28	16	102	1	176
Net income attributable to equity holders of the Bank	$4,790	$647	$646	$672	$268	$34	$713	$778	$8,548
Total average assets ($ billions)	$565	$119	$32	$24	$33	$12	$40	$121	$946

(1)	Includes net income from investments in associated corporations for Canada – $93, Peru – $9, Caribbean and Central America – $58, and Other International – $576.
(2)	Prior period amounts have been restated to conform with current period presentation.
(3)	Revenues are attributed to countries based on where services are performed or assets are recorded.